Deferred Revenue (Tables)	9 Months Ended
Sep. 30, 2022
Deferred Revenue
Schedule of deferred revenue balance

	For the Nine Months Ended September 30,
	2021	2022
Deferred revenue—at beginning of the period	407,168	694,745
Additions	16,641,641	27,961,660
Recognition	(16,492,788)	(27,549,157)
Deferred revenue—at end of the period	556,021	1,107,248
Including: Deferred revenue, current	244,083	522,613
Deferred revenue, non‑current	311,938	584,635